Shareholders’ Equity (Details) - Schedule of option activity - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Option Activity [Abstract]
Number of Share Options, Balance	1,336,480	1,455,761	1,272,615
Weighted Average Exercise Price Per Share, Balance	$ 1.64	$ 1.68	$ 1.52
Number of Share Options, Balance	3,075,935	1,336,480	1,455,761
Weighted Average Exercise Price Per Share, Balance	$ 2.55	$ 1.64	$ 1.68
Weighted Average Remaining Contractual Term (in years), Balance	7 years 9 months 18 days	7 years 10 days	7 years 8 months 8 days
Number of Share Options, Granted	1,806,316	108,929	370,351
Weighted Average Exercise Price Per Share, Granted	$ 3.3	$ 2.02	$ 1.6
Number of Share Options, Expired	(3,380)	(13,875)	(35,788)
Weighted Average Exercise Price Per Share, Expired	$ 3.43	$ 2.94	$ 1.6
Number of Share Options, Forfeited	(63,262)	(24,635)	137,667
Weighted Average Exercise Price Per Share, Forfeited	$ 2.04	$ 1.85	$ 1.68
Number of Share Options, Exercised	(219)	(189,700)	(13,750)
Weighted Average Exercise Price Per Share, Exercised	$ 1.64	$ 2.06	$ 0.88
Number of Share Options, Exercisable at the end of year	1,059,573
Weighted Average Exercise Price Per Share, Exercisable at the end of year	$ 1.48
Weighted Average Remaining Contractual Term (in years), Exercisable at the end of year	5 years 8 months 12 days